Basis of presentation and accounting policies - Additional Information (Details) $ / shares in Units, shares in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) item $ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 09, 2020 $ / shares	Jan. 19, 2018 $ / shares	Dec. 31, 2017 $ / shares shares
Disclosure of subsidiaries [line items]
Recognized a translation loss	$ 32,600,000	$ 24,800,000	$ 247,700,000
Number of airports | item	52
Number of shares authorised | shares						1,500
Par value per share | $ / shares	$ 1			$ 1	$ 1.00	$ 1
Share capital	$ 163,223,000	160,022,000	160,022,000
Price Index	385.88	283.44	184.25
Conversion factor derived from indexes	1.36	1.54	1.48
Lease commitments	13,684,000	8,927,000
Right-of-use assets	13,448,000	8,380,000
Borrowing	1,344,817,000	1,208,344,000	$ 1,126,658,000
Lease liabilities	$ 13,684,000	$ 8,927,000
AA2000
Disclosure of subsidiaries [line items]
Percentage of direct interest of Cedicor S.A. in AA2000, acquired by Cedicor S.A. in 2011	9.35%
Corporacion America Italia S A [Member]
Disclosure of subsidiaries [line items]
Percentage of majority stake owned	62.28%